Shareholders' Equity Preferred Stock Summary (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 22, 2014	Dec. 05, 2014	Dec. 31, 2014		Dec. 22, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Total shares issued and outstanding (shares)			15,826			15,826
Carrying value			$ 1,562	[1]		$ 1,562	[1]
Series A Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate			Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%
Per annum dividend rate (percent)			4.00%
Liquidation preference per share (usd per share)			$ 100,000
Total shares issued and outstanding (shares)			5,001			5,001
Carrying value			500	[1]		500	[1]
Dividends Payable, Date of Record		Dec. 05, 2014
Preferred Stock Dividend Payment Date	Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent	1.00%				1.00%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate (percent)			5.20%
Liquidation preference per share (usd per share)			$ 100,000
Total shares issued and outstanding (shares)			5,825			5,825
Carrying value			568	[1]		568	[1]
Preferred stock redemption period following regulatory capital treatment event			90 days
Dividends Payable, Date of Record		Dec. 05, 2014
Preferred Stock Dividend Payment Date	Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent	0.025%				0.025%
Series D Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate			4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%
Per annum dividend rate (percent)			4.50%
Liquidation preference per share (usd per share)			$ 100,000
Total shares issued and outstanding (shares)			5,000			5,000
Carrying value			$ 494	[1]		$ 494	[1]
Preferred stock redemption period following regulatory capital treatment event			90 days
Dividends Payable, Date of Record		Dec. 05, 2014
Preferred Stock Dividend Payment Date	Dec. 22, 2014
Depository Share, Portion of Preferred Stock Share, Percent	1.00%				1.00%
LIBOR | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)			0.565%
LIBOR | Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate (percent)			2.46%

[1]	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.